Income Tax	12 Months Ended
Feb. 29, 2016
Income Tax [Text Block]
10.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 29, 2016, February 28, 2015, and February 28, 2014:

	2016	2015	2014

Earnings (loss) before income taxes:
Canada	$(1,739,938)	$461,075	$1,441,059
United States	-	(16,528)	(22,356)
Total	(1,739,938)	$444,547	$1,418,703

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	(436,654)	108,965	255,408
Deferred, United States	-	-	-
Total	$(436,654)	$108,965	$255,408

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 26% (2015 – 26%, 2014 – 25.75%) statutory tax rate, as follows:

	2016	2015	2014
Tax at statutory rates at CDN rates	$(452,384)	$115,582	$367,903
Foreign loss taxed at US rates	-	(4,297)	(3,360)
Effect of foreign exchange on loss carry-forwards	(704,281)	(174,257)	(236,464)
Non-deductible expenses (revenue)	7,352	(37,861)	26,232
Expiry of loss carry-forwards	-	-	-
Other items, net	-	42,380	(156,542)
Change in valuation allowance	712,659	167,418	257,639
Income tax provision for year	$(436,654)	$108,965	$255,408

Effective July 1, 2013, the British Columbia provincial rate increased from 10.00% to 11.00%. The tax rate for the Federal corporate tax remained the same at 15.00%.

As at February 29, 2016, the Company and its subsidiaries have accumulated net operating losses in the amount of approximately $6.6 million which can be applied against future earnings in Canada and $10.8 million in the United States. The net operating loss carry forward amounts commence to expire in 2026 through 2036.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2016	2015

Operating and other losses carried forward	$6,127,452	$5,168,877
Property, plant and equipment	809,380	612,706
Trademark and deferred costs	112,245	114,965
Un-realized foreign exchange loss	-	(801)
Financing costs	-	4,017
Total deferred tax assets	7,049,077	5,899,764
Valuation allowance	(4,568,820)	(3,856,161)

Net deferred tax assets	$2,480,257	$2,043,603

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2011 - 2016. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 29, 2016 and February 28, 2015.

The valuation allowance represents tax losses and deferred income tax assets from inactive United States subsidiaries, with a tax rate of 37%, totaling $4,365,475 ; and inactive Canadian subsidiaries, with a tax rate of 26%, totaling $203,346.